Financial Assets and Liabilities - Summary of Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 2,102	$ 2,326
Bank guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	481	481
Net investment in sublease
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	190	414
Letter of credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	1,179	1,179
Security deposit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 252	$ 252